Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income (expenses), net on the consolidated statements of income:

Fiscal year	Markets	Total
2021	Mexico, USVI, Peru, Colombia, Venezuela and Argentina	$1,573
2020	Mexico, Puerto Rico, USVI, Peru, Aruba, Colombia, Venezuela, Ecuador, Panama and Argentina	6,636
2019	Mexico, Puerto Rico, USVI, Peru, Aruba, Curacao, Colombia and Venezuela	8,790

Schedule of goodwill impairment	As a result of the analyses performed during the fiscal years 2021, 2020 and 2019, the Company recorded the following impairment charges, related to goodwill generated in the acquisition of franchised restaurants, for the markets indicated below within Other operating income (expenses), net on the consolidated statements of income:

Fiscal year	Markets	Total
2021	—	$—
2020	Mexico	1,085
2019	Ecuador	273